MD&A - Risk management and control - Market Risk (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Credit Suisse
Value At Risk [Line Items]
Management VaR	$ 21
Diversification effect	(1)
Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	19	$ 9
Diversification effect	(7)	(5)
Global Wealth Management | Credit Suisse
Value At Risk [Line Items]
Management VaR	2
Global Wealth Management | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	2	1
Personal & Corporate Banking | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Personal & Corporate Banking | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0	0
Asset Management | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Asset Management | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0	0
Investment Bank | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Investment Bank | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	18	8
Non-core and Legacy | Credit Suisse
Value At Risk [Line Items]
Management VaR	19
Non-core and Legacy | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	1
Group Items | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Group Items | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	5
Group Functions | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR		5
Minimum | Credit Suisse
Value At Risk [Line Items]
Management VaR	20
Minimum | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	7	6
Minimum | Global Wealth Management | Credit Suisse
Value At Risk [Line Items]
Management VaR	2
Minimum | Global Wealth Management | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	1	1
Minimum | Personal & Corporate Banking | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Minimum | Personal & Corporate Banking | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0	0
Minimum | Asset Management | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Minimum | Asset Management | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0	0
Minimum | Investment Bank | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Minimum | Investment Bank | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	5	6
Minimum | Non-core and Legacy | Credit Suisse
Value At Risk [Line Items]
Management VaR	18
Minimum | Non-core and Legacy | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	1
Minimum | Group Items | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Minimum | Group Items | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	3
Minimum | Group Functions | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR		3
Maximum | Credit Suisse
Value At Risk [Line Items]
Management VaR	46
Maximum | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	25	18
Maximum | Global Wealth Management | Credit Suisse
Value At Risk [Line Items]
Management VaR	16
Maximum | Global Wealth Management | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	2	2
Maximum | Personal & Corporate Banking | Credit Suisse
Value At Risk [Line Items]
Management VaR	1
Maximum | Personal & Corporate Banking | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0	0
Maximum | Asset Management | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Maximum | Asset Management | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0	0
Maximum | Investment Bank | Credit Suisse
Value At Risk [Line Items]
Management VaR	1
Maximum | Investment Bank | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	23	17
Maximum | Non-core and Legacy | Credit Suisse
Value At Risk [Line Items]
Management VaR	36
Maximum | Non-core and Legacy | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	2
Maximum | Group Items | Credit Suisse
Value At Risk [Line Items]
Management VaR	3
Maximum | Group Items | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	6
Maximum | Group Functions | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR		5
Average | Credit Suisse
Value At Risk [Line Items]
Management VaR	29
Diversification effect	(7)
Average | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	15	11
Diversification effect	(6)	(5)
Average | Global Wealth Management | Credit Suisse
Value At Risk [Line Items]
Management VaR	10
Average | Global Wealth Management | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	1	1
Average | Personal & Corporate Banking | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Average | Personal & Corporate Banking | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0	0
Average | Asset Management | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Average | Asset Management | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0	0
Average | Investment Bank | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Average | Investment Bank | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	14	10
Average | Non-core and Legacy | Credit Suisse
Value At Risk [Line Items]
Management VaR	23
Average | Non-core and Legacy | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	1
Average | Group Items | Credit Suisse
Value At Risk [Line Items]
Management VaR	2
Average | Group Items | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	4
Average | Group Functions | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR		4
Equity prices | Credit Suisse
Value At Risk [Line Items]
Management VaR	13
Equity prices | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	11	6
Equity prices | Minimum | Credit Suisse
Value At Risk [Line Items]
Management VaR	9
Equity prices | Minimum | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	3	2
Equity prices | Maximum | Credit Suisse
Value At Risk [Line Items]
Management VaR	17
Equity prices | Maximum | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	19	17
Equity prices | Average | Credit Suisse
Value At Risk [Line Items]
Management VaR	13
Diversification effect	(1)
Equity prices | Average | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	9	6
Diversification effect	(1)	(1)
Equity prices | Average | Global Wealth Management | Credit Suisse
Value At Risk [Line Items]
Management VaR	1
Equity prices | Average | Global Wealth Management | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0	0
Equity prices | Average | Personal & Corporate Banking | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Equity prices | Average | Personal & Corporate Banking | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0	0
Equity prices | Average | Asset Management | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Equity prices | Average | Asset Management | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0	0
Equity prices | Average | Investment Bank | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Equity prices | Average | Investment Bank | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	9	6
Equity prices | Average | Non-core and Legacy | Credit Suisse
Value At Risk [Line Items]
Management VaR	13
Equity prices | Average | Non-core and Legacy | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Equity prices | Average | Group Items | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Equity prices | Average | Group Items | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	1
Equity prices | Average | Group Functions | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR		1
Interest rate risk | Credit Suisse
Value At Risk [Line Items]
Management VaR	12
Interest rate risk | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	19	10
Interest rate risk | Minimum | Credit Suisse
Value At Risk [Line Items]
Management VaR	10
Interest rate risk | Minimum | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	9	8
Interest rate risk | Maximum | Credit Suisse
Value At Risk [Line Items]
Management VaR	40
Interest rate risk | Maximum | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	21	18
Interest rate risk | Average | Credit Suisse
Value At Risk [Line Items]
Management VaR	17
Diversification effect	2
Interest rate risk | Average | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	12	10
Diversification effect	(5)	(3)
Interest rate risk | Average | Global Wealth Management | Credit Suisse
Value At Risk [Line Items]
Management VaR	1
Interest rate risk | Average | Global Wealth Management | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	1	1
Interest rate risk | Average | Personal & Corporate Banking | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Interest rate risk | Average | Personal & Corporate Banking | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0	0
Interest rate risk | Average | Asset Management | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Interest rate risk | Average | Asset Management | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0	0
Interest rate risk | Average | Investment Bank | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Interest rate risk | Average | Investment Bank | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	12	9
Interest rate risk | Average | Non-core and Legacy | Credit Suisse
Value At Risk [Line Items]
Management VaR	13
Interest rate risk | Average | Non-core and Legacy | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	1
Interest rate risk | Average | Group Items | Credit Suisse
Value At Risk [Line Items]
Management VaR	2
Interest rate risk | Average | Group Items | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	4
Interest rate risk | Average | Group Functions | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR		4
Credit spreads | Credit Suisse
Value At Risk [Line Items]
Management VaR	13
Credit spreads | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	7	4
Credit spreads | Minimum | Credit Suisse
Value At Risk [Line Items]
Management VaR	13
Credit spreads | Minimum | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	3	4
Credit spreads | Maximum | Credit Suisse
Value At Risk [Line Items]
Management VaR	34
Credit spreads | Maximum | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	19	9
Credit spreads | Average | Credit Suisse
Value At Risk [Line Items]
Management VaR	20
Diversification effect	(9)
Credit spreads | Average | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	6	5
Diversification effect	(4)	(4)
Credit spreads | Average | Global Wealth Management | Credit Suisse
Value At Risk [Line Items]
Management VaR	10
Credit spreads | Average | Global Wealth Management | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	2	1
Credit spreads | Average | Personal & Corporate Banking | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Credit spreads | Average | Personal & Corporate Banking | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0	0
Credit spreads | Average | Asset Management | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Credit spreads | Average | Asset Management | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0	0
Credit spreads | Average | Investment Bank | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Credit spreads | Average | Investment Bank | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	5	5
Credit spreads | Average | Non-core and Legacy | Credit Suisse
Value At Risk [Line Items]
Management VaR	17
Credit spreads | Average | Non-core and Legacy | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	1
Credit spreads | Average | Group Items | Credit Suisse
Value At Risk [Line Items]
Management VaR	2
Credit spreads | Average | Group Items | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	3
Credit spreads | Average | Group Functions | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR		3
Foreign exchange | Credit Suisse
Value At Risk [Line Items]
Management VaR	1
Foreign exchange | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	2	3
Foreign exchange | Minimum | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Foreign exchange | Minimum | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	1	2
Foreign exchange | Maximum | Credit Suisse
Value At Risk [Line Items]
Management VaR	5
Foreign exchange | Maximum | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	10	11
Foreign exchange | Average | Credit Suisse
Value At Risk [Line Items]
Management VaR	2
Diversification effect	0
Foreign exchange | Average | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	2	3
Diversification effect	(1)	(1)
Foreign exchange | Average | Global Wealth Management | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Foreign exchange | Average | Global Wealth Management | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Personal & Corporate Banking | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Foreign exchange | Average | Personal & Corporate Banking | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Asset Management | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Foreign exchange | Average | Asset Management | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Investment Bank | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Foreign exchange | Average | Investment Bank | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	2	3
Foreign exchange | Average | Non-core and Legacy | Credit Suisse
Value At Risk [Line Items]
Management VaR	2
Foreign exchange | Average | Non-core and Legacy | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Foreign exchange | Average | Group Items | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Foreign exchange | Average | Group Items | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	1
Foreign exchange | Average | Group Functions | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR		1
Commodity | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Commodity | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	3	3
Commodity | Minimum | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Commodity | Minimum | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	1	2
Commodity | Maximum | Credit Suisse
Value At Risk [Line Items]
Management VaR	3
Commodity | Maximum | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	10	7
Commodity | Average | Credit Suisse
Value At Risk [Line Items]
Management VaR	1
Diversification effect	0
Commodity | Average | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	3	3
Diversification effect	0	0
Commodity | Average | Global Wealth Management | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Commodity | Average | Global Wealth Management | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0	0
Commodity | Average | Personal & Corporate Banking | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Commodity | Average | Personal & Corporate Banking | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0	0
Commodity | Average | Asset Management | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Commodity | Average | Asset Management | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0	0
Commodity | Average | Investment Bank | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Commodity | Average | Investment Bank | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	3	3
Commodity | Average | Non-core and Legacy | Credit Suisse
Value At Risk [Line Items]
Management VaR	1
Commodity | Average | Non-core and Legacy | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Commodity | Average | Group Items | Credit Suisse
Value At Risk [Line Items]
Management VaR	0
Commodity | Average | Group Items | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR	$ 0
Commodity | Average | Group Functions | Excluding Credit Suisse
Value At Risk [Line Items]
Management VaR		$ 0